Debt - Schedule of Long-Term Debt Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Total debt, gross	$ 700.6	$ 727.9
Less: Deferred finance charges	(11.4)	(14.0)
Total debt, net of deferred finance charges	689.2	713.9
Less: Current portion of long-term debt, net of deferred finance charges	(23.6)	(24.3)
Long-term debt, net of deferred finance charges	665.6	689.6
Sale and Leaseback Facility | Vessel financing (Mount Norefjell)
Debt Instrument [Line Items]
Total debt, gross	56.2	58.8
Sale and Leaseback Facility | Vessel financing (Mount Ita)
Debt Instrument [Line Items]
Total debt, gross	56.2	58.8
Sale and Leaseback Facility | Vessel financing (Mount Etna)
Debt Instrument [Line Items]
Total debt, gross	56.8	59.3
Sale and Leaseback Facility | Vessel financing (Mount Blanc)
Debt Instrument [Line Items]
Total debt, gross	56.7	59.3
Sale and Leaseback Facility | Vessel financing (Mount Matterhorn)
Debt Instrument [Line Items]
Total debt, gross	58.3	60.5
Sale and Leaseback Facility | Vessel financing (Mount Neblina)
Debt Instrument [Line Items]
Total debt, gross	58.3	60.5
Sale and Leaseback Facility | Vessel financing (Mount Hua)
Debt Instrument [Line Items]
Total debt, gross	59.5	61.6
Sale and Leaseback Facility | Vessel financing (Mount Bandeira)
Debt Instrument [Line Items]
Total debt, gross	59.5	61.6
Sale and Leaseback Facility | Vessel financing (Mount Elbrus)
Debt Instrument [Line Items]
Total debt, gross	59.3	61.5
Sale and Leaseback Facility | Vessel financing (Mount Denali)
Debt Instrument [Line Items]
Total debt, gross	59.8	62.0
Sale and Leaseback Facility | Vessel financing (Mount Aconcagua)
Debt Instrument [Line Items]
Total debt, gross	60.0	62.0
Sale and Leaseback Facility | Vessel financing (Mount Emai)
Debt Instrument [Line Items]
Total debt, gross	$ 60.0	$ 62.0